Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 102,939		¥ 142,664		¥ 105,102
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	261,632	[1]	250,222	[1]	115,416	[1]
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(146,258)		(105,504)		111,845
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(7,143)	[1]	11,223	[1]	(22,841)	[1]
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(5,575)	[2]	(15,220)	[2]	(97,215)	[2]
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 283		¥ 1,943		¥ (2,103)

[1]	The net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
[2]	The amounts include the net loss of ¥90,642 million, ¥8,207 million and ¥3,391 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010, 2011 and 2012, respectively.